MAINSTAY FUNDS TRUST

MainStay Conservative Allocation Fund

MainStay Growth Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate Growth Allocation Fund

(each a “Fund” and, collectively, the “Funds”)

Supplement dated June 21, 2019 (“Supplement”) to the Summary Prospectuses, Prospectus and Statement of Additional Information, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and Statement of Additional Information.

The following changes are effective July 22, 2019:

1.	Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Funds are not subject to an initial sales charge. However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Fees and Expenses of the Fund and Example. Each Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

MainStay Conservative Allocation Fund

Fee and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.11%	0.29%	0.29%	0.29%	0.11%	0.21%[3]	0.21%[3]	0.21%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	1.13%	1.31%	2.06%	2.06%	0.88%	0.98%	1.23%	1.48%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Restated based on estimated amounts for the current fiscal year.

Example

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 412	$ 429	$ 209	$ 709	$ 209	$ 309	$ 90	$ 100	$ 125	$ 151
3 Years	$ 648	$ 703	$ 646	$ 946	$ 646	$ 646	$ 281	$ 312	$ 390	$ 468
5 Years	$ 904	$ 997	$ 1,108	$ 1,308	$ 1,108	$ 1,108	$ 488	$ 542	$ 676	$ 808
10 Years	$ 1,633	$ 1,832	$ 2,197	$ 2,197	$ 2,390	$ 2,390	$ 1,084	$ 1,201	$ 1,489	$ 1,768

MainStay Growth Allocation Fund

Fee and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.13%	0.39%	0.39%	0.39%	0.13%	0.23%[3]	0.23%[3]	0.23%
Acquired (Underlying) Fund Fees and Expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses	1.28%	1.54%	2.29%	2.29%	1.03%	1.13%	1.38%	1.63%
Waivers / Reimbursements[4]	0.00%	(0.09)%	(0.09)%	(0.09)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.28%	1.45%	2.20%	2.20%	1.03%	1.13%	1.38%	1.63%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Restated based on estimated amounts for the current fiscal year.

4.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class B, 1.30%; Class C, 1.30%; Class I, 0.25%; Class R1, 0.35%; Class R2, 0.60%; and Class R3, 0.85%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 426	$ 443	$ 223	$ 723	$ 223	$ 323	$ 105	$ 115	$ 140	$ 166
3 Years	$ 694	$ 763	$ 707	$ 1,007	$ 707	$ 707	$ 328	$ 359	$ 437	$ 514
5 Years	$ 981	$ 1,106	$ 1,217	$ 1,417	$ 1,217	$ 1,217	$ 569	$ 622	$ 755	$ 887
10 Years	$ 1,799	$ 2,072	$ 2,431	$ 2,431	$ 2,619	$ 2,619	$ 1,259	$ 1,375	$ 1,657	$ 1,933

MainStay Moderate Allocation Fund

Fee and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.09%	0.33%	0.33%	0.33%	0.09%	0.19%[3]	0.19%[3]	0.19%
Acquired (Underlying) Fund Fees and Expenses	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses	1.17%	1.41%	2.16%	2.16%	0.92%	1.02%	1.27%	1.52%
Waivers / Reimbursements[4]	0.00%	(0.03)%	(0.03)%	(0.03)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.17%	1.38%	2.13%	2.13%	0.92%	1.02%	1.27%	1.52%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Restated based on estimated amounts for the current fiscal year.

4.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class B, 1.30%; Class C, 1.30%; Class I, 0.25%; Class R1, 0.35%; Class R2, 0.60%; and Class R3, 0.85%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 416	$ 436	$ 216	$ 716	$ 216	$ 316	$ 94	$ 104	$ 129	$ 155
3 Years	$ 660	$ 730	$ 673	$ 973	$ 673	$ 673	$ 293	$ 325	$ 403	$ 480
5 Years	$ 924	$ 1,045	$ 1,157	$ 1,357	$ 1,157	$ 1,157	$ 509	$ 563	$ 697	$ 829
10 Years	$ 1,678	$ 1,938	$ 2,300	$ 2,300	$ 2,491	$ 2,491	$ 1,131	$ 1,248	$ 1,534	$ 1,813

MainStay Moderate Growth Allocation Fund

Fee and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	None	None	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.10%	0.36%	0.36%	0.36%	0.10%	0.20%[3]	0.20%[3]	0.20%
Acquired (Underlying) Fund Fees and Expenses	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses	1.24%	1.50%	2.25%	2.25%	0.99%	1.09%	1.34%	1.59%
Waivers / Reimbursements[4]	0.00%	(0.06)%	(0.06)%	(0.06)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.24%	1.44%	2.19%	2.19%	0.99%	1.09%	1.34%	1.59%

1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Restated based on estimated amounts for the current fiscal year.

4.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class B, 1.30%; Class C, 1.30%; Class I, 0.25%; Class R1, 0.35%; Class R2, 0.60%; and Class R3, 0.85%. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 423	$ 442	$ 222	$ 722	$ 222	$ 322	$ 101	$ 111	$ 136	$ 162
3 Years	$ 682	$ 754	$ 698	$ 998	$ 698	$ 698	$ 315	$ 347	$ 425	$ 502
5 Years	$ 961	$ 1,088	$ 1,199	$ 1,399	$ 1,199	$ 1,199	$ 547	$ 601	$ 734	$ 866
10 Years	$ 1,755	$ 2,032	$ 2,392	$ 2,392	$ 2,580	$ 2,580	$ 1,213	$ 1,329	$ 1,613	$ 1,889

3.	The following is added to the end of the “Principal Investment Strategies” section for each of the Funds:

The Fund may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

4.	In the section entitled “Principal Risks of the Fund” the following risk is added for each of the Funds:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

5.	Investments in Class C shares of the Funds are subject to a maximum purchase amount of $250,000.

6.	In the “Shareholder Guide” section of the Prospectus under “Information on Sales Charges: Investor Class Shares and Class A Shares:”

a.	The first table is amended to remove reference to the Funds;

b.	The fourth table is deleted in its entirety and replaced with the following:

MainStay Conservative Allocation, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay MacKay Short Duration High Yield Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge on or after August 1, 2017. A contingent deferred sales charge of 1.00% may be imposed on redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge between January 1, 2017 and July 31, 2017. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

7.	In the “Purchases at Net Asset Value” section of the Statement of Additional Information, the information for the Funds in the table on page 125 is deleted and the table is updated with the following:

FUND	COMMISSION
MainStay Conservative Allocation Fund MainStay Growth Allocation Fund MainStay Moderate Allocation Fund MainStay Moderate Growth Allocation Fund	1.00% for $250,000 to $4,999,999 0.75% for $5,000,000 to $9,999,999 0.50% for $10,000,000 or more

8.	All references to Class R1 are removed for the following Funds:

MainStay Conservative Allocation Fund

MainStay Growth Allocation Fund

MainStay Moderate Allocation Fund

9.	All references to Class R2 are removed for the following Fund:

MainStay Growth Allocation Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.